Derivatives and hedge accounting - Cash flow hedge reserve (Details) - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Carrying amounts of hedge items
Balance at the beginning of the year		kr 20,808	[1]	kr 20,064	[1]	kr 19,082
Other comprehensive income, net of tax		15		0		14
Total comprehensive income	[2]	1,181		1,034		982
Balance at the end of the year	[1]	21,575		kr 20,808		kr 20,064
Hedge reserve
Carrying amounts of hedge items
Valuation gains and losses		(137)
Tax on valuation gains and losses		28
Transferred to the income statement		15
Tax on transfers to the income statement		(3)
Other comprehensive income, net of tax		(97)
Total comprehensive income		(97)
Balance at the end of the year	[1]	(97)
of which relates to continuing hedges for which hedge accounting is applied		kr (97)

[1]	The entire equity is attributable to the shareholder of the Parent Company.
[2]	The entire profit is attributable to the shareholder of the Parent Company.